Segment information	6 Months Ended
Jun. 30, 2014
Segment information
5 Segment information

Overview

The Group is a global financial services company domiciled in Switzerland. The Group’s business consists of two segments: Private Banking & Wealth Management and Investment Banking. The two segments are complemented by Shared Services, which provides support in the areas of finance, operations, human resources, legal and compliance, risk management and IT. Corporate Center includes parent company operations such as Group financing, expenses for projects sponsored by the Group and certain expenses that have not been allocated to the segments. In addition, Corporate Center includes consolidation and elimination adjustments required to eliminate intercompany revenues and expenses. For the operations discontinued, the revenues, expenses and gains from disposals were included in the results of the Private Banking & Wealth Management segment. The reclassification of these revenues and expenses from the segment results to discontinued operations for Group reporting was effected through the Corporate Center.

Beginning in 2Q14, the majority of the balance sheet usage related to a portfolio of high-quality liquid assets managed by the Treasury function and previously recorded in the Corporate Center has been allocated to the business divisions to allow for a more efficient management of their business activities from an overall Group perspective with respect to LCR and Swiss leverage requirements arising from the portfolio of assets. Prior periods have been restated for the related impact on total assets.

> Refer to “Note 5 – Segment information” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2013 for further information on segment information, revenue sharing and cost allocation, funding and taxes.

Net revenues and income before taxes

in	2Q14	1Q14	2Q13	6M14	6M13
Net revenues (CHF million)
Private Banking & Wealth Management	3,046	3,240	3,419	6,286	6,697
Investment Banking	3,342	3,416	3,400	6,758	7,345
Corporate Center	45	(187)	11	(142)	(194)
Noncontrolling interests without SEI	30	360	122	390	193
Net revenues	6,463	6,829	6,952	13,292	14,041
Income/(loss) from continuing operations before taxes (CHF million)
Private Banking & Wealth Management	(749)	1,012	917	263	1,798
Investment Banking	752	827	754	1,579	2,054
Corporate Center	(373)	(439)	(131)	(812)	(507)
Noncontrolling interests without SEI	24	343	105	367	174
Income/(loss) from continuing operations before taxes	(346)	1,743	1,645	1,397	3,519

Total assets

end of	2Q14	1Q14	4Q13	2Q13
Total assets (CHF million)
Private Banking & Wealth Management	322,669	324,084	316,491	308,569
Investment Banking	525,101	521,495	519,712	575,215
Corporate Center	42,509	31,220	32,979	31,852
Noncontrolling interests without SEI	1,301	1,291	3,624	4,267
Total assets	891,580	878,090	872,806	919,903